Provisions and other non-financial liabilities - Types of Provisions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	$ 392,322,000	$ 1,303,146,000
Non-current	60,450,000	58,053,000
Total	$ 452,772,000	1,361,199,000
Potassium-lithium operations | Minimum
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	8
Potassium-lithium operations | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	25
Nitrate-iodine operations | Minimum
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	11
Nitrate-iodine operations | Top of range
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Discount rate evaluation horizon (in years)	22
Legal complaints
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	$ 106,000	52,106,000
Non-current	1,195,000	1,603,000
Total	1,301,000	53,709,000
Provision for dismantling, restoration and rehabilitation cost
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	0	0
Non-current	58,459,000	53,995,000
Total	58,459,000	53,995,000
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Current	392,216,000	1,251,040,000
Non-current	796,000	2,455,000
Total	$ 393,012,000	$ 1,253,495,000